Average Annual Total Returns{- Fidelity Advisor Freedom® 2010 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-08 - Fidelity Advisor Freedom® 2010 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	11.00%	7.60%	[1]	7.51%	4.72%	[1]	10.42%	7.64%	[1]

[1]	(a)From June 6, 2017